Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Assets:
Due from related party, current	$ 1,552	$ 0
Due from related party, non-current	1,350	1,350
Liabilities:
Due to related party	24	2,202
Working capital advances provided to the Manager (a), current
Assets:
Due from related party, current	1,552	0
Security deposits to Manager (a), non-current
Assets:
Due from related party, non-current	1,350	1,350
Working capital advances due to the Manager (a)
Liabilities:
Due to related party	0	1,198
Executive service charges due to Manager (d)
Liabilities:
Due to related party	178	148
Administrative service charges due to Manager (e)
Liabilities:
Due to related party	0	30
Management fees due to Manager (a)
Liabilities:
Due to related party	0	701
Other Partnership expenses due (from) /to Manager
Assets:
Due from related party, current	$ 154
Liabilities:
Due to related party		$ 125